Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and contingencies
Provision for contingencies and the related judicial deposits

	As of December 31,
	2011		2010
	Provision for contingencies	Judicial deposits	Provision for contingencies	Judicial deposits
Labor and social security claims	751	895	748	874
Civil claims	248	151	510	410
Tax—related actions	654	413	746	442
Others	33	5	39	5

	1,686	1,464	2,043	1,731

Changes in the provisions for asset retirement obligations

	Year ended as of December 31,
	2011	2010	2009
Beginning of period	1,368	1,116	887
Accretion expense	125	113	75
Liabilities settled in the current period	(57)	(45)	(46)
Revisions in estimated cash flows	420	125	(23)
Cumulative translation adjustment	(86)	59	223

End of period	1,770	1,368	1,116

Current liabilities	73	75	89
Non-current liabilities	1,697	1,293	1,027

Total	1,770	1,368	1,116

Railroads
Commitments and Contingencies
Schedule by year of future minimum rental payments

2012	87
2013	87
2014	87
2015	87
2016 thereafter	955

Total minimum payments required	1,303

Pellet plants
Commitments and Contingencies
Schedule by year of future minimum rental payments

2012	66
2013	58
2014	23
2015	23
2016 thereafter	64

Total minimum payments required	234